UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2010

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
November 30, 2010 (Unaudited)

Common Stocks--60.6%	Shares	Value ($)
Brazil
AES Tiete	82,300	1,013,750
Aliansce Shopping Centers	71,510	583,891
Banco Bradesco, ADR	69,540	1,394,972
Banco do Brasil	36,457	699,542
BR Malls Participacoes	22,164	218,460
Brasil Telecom, ADR	66,200 a	1,359,748
BRF-Brasil Foods	34,700	516,068
Cia Paranaense de Energia, ADR	58,900	1,474,856
EDP - Energias do Brasil	20,982	447,884
Gerdau, ADR	13,000	151,060
Light	65,000	833,256
Localiza Rent a Car	55,248	907,374
Marfrig Alimentos	76,351	581,115
Natura Cosmeticos	38,671	1,039,286
Petroleo Brasileiro, ADR	56,130	1,643,486
Positivo Informatica	49,000	314,645
Telecomunicacoes de Sao Paulo, ADR	31,800	756,840
Tim Participacoes, ADR	48,300	1,553,328
Tractebel Energia	72,100	1,138,731
Ultrapar Participacoes, ADR	35,890	2,123,253
Vale, ADR	76,600	2,174,674
Vivo Participacoes, ADR	10,200	294,474
Total Common Stocks
(cost $19,465,876)		21,220,693

Preferred Stocks--32.5%	Shares	Value ($)
Brazil
Banco Bradesco	56	1,096
Banco do Estado do Rio Grande do Sul	82,834	941,581
Bradespar	41,700	1,031,191
Brasil Telecom	17,784 a	124,569

Cia de Gas de Sao Paulo, Cl. A	26,500	588,855
Confab Industrial	278,076	990,928
Gerdau	2,800	31,844
Itausa - Investimentos Itau	375,577	2,838,842
Lojas Americanas	106,700	1,011,242
Metalurgica Gerdau	30,400	412,224
Petroleo Brasileiro	100,451	1,440,622
Sao Paulo Alpargatas	56,300	323,431
Suzano Papel e Celulose	86,225	754,330
Telecomunicacoes de Sao Paulo	3,812	89,175
Tim Participacoes	13,800	44,508
Usinas Siderurgicas de Minas Gerais, Cl. A	68,080	742,503
Vale, Cl. A	800	22,396
Vivo Participacoes	200	5,753
Total Preferred Stocks
(cost $10,765,991)		11,395,090

Other Investment--6.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,176,000)	2,176,000 [b]	2,176,000
Total Investments (cost $32,407,867)	99.3%	34,791,783
Cash and Receivables (Net)	.7%	236,548
Net Assets	100.0%	35,028,331

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $32,407,867. Net unrealized appreciation on investments was $2,383,916 of which $3,705,544 related to appreciated investment securities and $1,321,628 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Materials	21.1
Financial	20.0
Utilities	15.7
Telecommunication Services	12.1
Consumer Discretionary	9.4
Money Market Investment	6.2
Consumer Staples	5.1
Energy	8.8
Manufacturing-Diversified	.9
99.3
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	32,615,783	-	-	32,615,783
Mutual Funds	2,176,000	-	-	2,176,000
+ See Statement of Investments for country and industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund invests primarily in equity investments in Brazilian issuers. Concentration of the investments of the fund in issuers located in a particular country or region will subject the fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates, currency restrictions and social, political, regulatory or economic events which may occur in a given country or region.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date: January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)